Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2018	2,000,000	263,075,044
Beginning balance, value at Mar. 31, 2018	$ 20	$ 2,631	$ 2,381,068	$ (2,345,820)	$ 37,899
Sale of common stock, shares		17,500,000
Sale of common stock, value		$ 175	134,825		135,000
Issuance of common stock for services, shares		80,750,000
Issuance of common stock for services, value		$ 808	51,368		52,176
Issuance of common stock for conversion of debt, shares		16,295,066
Issuance of common stock for conversion of debt, value		$ 162	57,312		57,474
Net loss				(133,811)	(133,811)
Ending balance, shares at Mar. 31, 2019	2,000,000	377,620,110
Ending balance, value at Mar. 31, 2019	$ 20	$ 3,776	2,624,573	(2,479,631)	148,738
Sale of common stock, shares		62,500,000
Sale of common stock, value		$ 625	399,375		400,000
Issuance of common stock for services, shares		125,383,244
Issuance of common stock for services, value		$ 1,254	686,746		688,000
Issuance of common stock as part of business combination, shares		29,000,000
Issuance of common stock as part of business combination, value		$ 290	185,110		185,400
Cancellation of outstanding shares in exchange cancellation of notes receivable - related party, shares		(29,454,800)
Cancellation of outstanding shares in exchange cancellation of notes receivable - related party, value		$ (294)	(157,479)		(157,773)
Repurchase of outstanding shares (cancelled), shares		(25,781,250)
Repurchase of outstanding shares (cancelled), value		$ (257)	(188,884)		(189,141)
Loss from modification of debt			50,756		50,756
Net loss				(1,337,347)	(1,337,347)
Ending balance, shares at Mar. 31, 2020	2,000,000	539,267,304
Ending balance, value at Mar. 31, 2020	$ 20	$ 5,394	3,600,197	(3,816,978)	(211,367)
Issuance of common stock for services, shares		4,000,000
Issuance of common stock for services, value		$ 40	14,360		14,400
Issuance of common stock for conversion of debt, shares		16,292,915
Issuance of common stock for conversion of debt, value		$ 163	55,459		55,622
Net loss				(495,506)	(495,506)
Ending balance, shares at Jun. 30, 2020	2,000,000	559,560,219
Ending balance, value at Jun. 30, 2020	$ 20	$ 5,597	3,670,016	(4,312,484)	(636,851)
Beginning balance, shares at Mar. 31, 2020	2,000,000	539,267,304
Beginning balance, value at Mar. 31, 2020	$ 20	$ 5,394	3,600,197	(3,816,978)	(211,367)
Net loss					(1,764,859)
Ending balance, shares at Sep. 30, 2020	2,000,000	658,957,259
Ending balance, value at Sep. 30, 2020	$ 20	$ 6,590	4,643,791	(5,581,837)	(931,436)
Beginning balance, shares at Jun. 30, 2020	2,000,000	559,560,219
Beginning balance, value at Jun. 30, 2020	$ 20	$ 5,597	3,670,016	(4,312,484)	(636,851)
Sale of common stock, shares		62,000,002
Sale of common stock, value		$ 620	464,380		465,000
Issuance of common stock for services, shares		11,733,333
Issuance of common stock for services, value		$ 117	74,816		74,933
Issuance of common stock for conversion of debt, shares		25,663,705
Issuance of common stock for conversion of debt, value		$ 256	434,579		434,835
Net loss				(1,269,353)	(1,269,353)
Ending balance, shares at Sep. 30, 2020	2,000,000	658,957,259
Ending balance, value at Sep. 30, 2020	$ 20	$ 6,590	$ 4,643,791	$ (5,581,837)	$ (931,436)